UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	March 31, 2007

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ]
is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West

		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
May 14, 2007
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-

[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0


Form 13F Information Table Entry Total:
	202

Form 13F Information Table Value Total:
	21,720,615 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-


[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March 31, 2007
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN
6COLUMN COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMEOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRNCALLDISCRETIMANAGER SOLE SHAREDNONE BOSTON SCIENTIFIC
COMMON 101137107 57,010 3,400,900SH SOLE 3,400,900 BRISTOL MYERS
SQUIBBCOMMON 110122108 2,900 90,600SH SOLE 90,600 BROOKFIELD ASSET MGTCLS A LTD VTG 112585104 192,364 3,188,000SH SOLE 3,188,000 CCL
INDUSTRIES INC CLS B NON VTG 124900309 45,748 1,231,440SH SOLE
1,231,440 CVS CAREMARK CORP COMMON 126650100 154,602 3,927,900SH
SOLE 3,927,900 CDN IMP BANK COMMERCCOMMON 136069101 600,203
5,990,645SH SOLE 5,990,645 CDN NATL RAILWAY COMMON 136375102
744,10514,613,220SH SOLE 14,613,220 CDN NATURAL RES COMMON 136385101
521,351 8,178,061SH SOLE 8,178,061 CDN TIRE CORP CLS A NON VTG
136681202 115,720 1,548,300SH SOLE 1,548,300 CANON INC ADR (1 ORD)
138006309 70,717 1,142,675SH SOLE 1,142,675 CATERPILLAR INC COMMON
149123101 111,019 1,436,600SH SOLE 1,436,600 CHEVRON CORP COMMON
166764100 1,721 20,188SH SOLE 20,188 CITIGROUP INC COMMON 172967101
240,215 4,058,384SH SOLE 4,058,384 CLOROX CO COMMON 189054109 264
3,600SH SOLE 3,600 COCA COLA CO COMMON 191216100 2,144 38,750SH SOLE
38,750 COLGATE PALMOLIVE COCOMMON 194162103 146,141 1,897,875SH
SOLE 1,897,875 CORNING INCORPORATEDCOMMON 219350105 1,875 71,500SH
SOLE 71,500 CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108 4,257 51,400SH
SOLE 51,400 DIEBOLD INC COMMON 253651103 275 5,000SH SOLE 5,000
DOMTAR (CDA) PAPER EXCH SHARES 257557108 49,684 4,643,400SH SOLE 4,643,400 EMC CORP MASS COMMON 268648102 335 21,000SH SOLE 21,000
E.ON AG ADR(0.3333 ORD SHS) 268780103 562 10,800SH SOLE 10,800
EDWARDS AG INC COMMON 281760108 239 3,000SH SOLE 3,000 ELECTRONIC
ARTS COMMON 285512109 81,209 1,398,700SH SOLE 1,398,700 EMERSON ELEC
CO COMMON 291011104 477 9,600SH SOLE 9,600 ENCANA CORPORATION
COMMON 292505104 775,81013,284,417SH SOLE 13,284,417 ENTRUST
TECHNOLOGIESCOMMON 293848107 164 35,400SH SOLE 35,400
ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 87,788 2,053,000SH SOLE 2,053,000 FEDERAL NTL MTG ASSNCOMMON 313586109 128,911 2,048,640SH
SOLE 2,048,640 FIRST QUANTUM MNRL COMMON 335934105 1,246 16,200SH
SOLE 16,200 FLUOR CORPORATION COMMON 343412102 61,453 594,100SH
SOLE 594,100 FORDING CDN COAL TR TRUST UNIT 345425102 5,105 196,800SH SOLE 196,800 FRANKLIN RES INC COMMON 354613101 4,104 29,460SH SOLE 29,460 GENERAL ELECTRIC CO COMMON 369604103 144,250 3,538,435SH
SOLE 3,538,435 GOLDCORP INC COMMON 380956409 2,070 74,700SH SOLE
74,700 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 71,761 708,850SH SOLE
708,850 HARMAN INTL INDS COMMON 413086109 60,259 544,000SH SOLE
544,000 HEWLETT PACKARD CO COMMON 428236103 90,355 1,952,467SH
SOLE 1,952,467 HONDA MOTOR CO ADR (1 ORD) 438128308 3,855 95,900SH
SOLE 95,900 HONEYWELL INTL INC COMMON 438516106 109,325 2,058,750SH
SOLE 2,058,750 HOYA CORP ADR(1 ORD SHR) 443251103 14,201 368,800SH
SOLE 368,800 IAMGOLD CORP COMMON 450913108 45,555 5,112,800SH SOLE
5,112,800 IMPERIAL OIL LTD COMMON 453038408 75,255 1,758,290SH SOLE
1,758,290 INTEL CORP COMMON 458140100 133,888 6,070,660SH SOLE 6,070,660
INTL BUSINESS MCHN COMMON 459200101 2,094 19,270SH SOLE 19,270
IPSCO INC COMMON 462622101 162,007 1,069,000SH SOLE 1,069,000 JOHNSON
& JOHNSON COMMON 478160104 140,154 2,017,368SH SOLE 2,017,368
JOHNSON MATTHEY PLC SP ADR 479142309 52,095 730,900SH SOLE 730,900
KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204 494 19,000SH SOLE
19,000 KINROSS GOLD CORP COMMON 496902404 2,149 134,800SH SOLE
134,800 KOREA ELECTRIC PWR SP ADR (0.5 COM) 500631106 40,919
1,774,600SH SOLE 1,774,600 L OREAL CO ADR (0.2 ORD) 502117203 59,858
2,370,735SH SOLE 2,370,735 ESTEE LAUDER CO CLASS A 518439104 112,897
2,004,600SH SOLE 2,004,600 LENOVO GROUP LTD ADR (20 ORD) 526250105
7,551 897,200SH SOLE 897,200 ELI LILLY & CO COMMON 532457108 82,824
1,337,550SH SOLE 1,337,550 MEMC ELECTR MATLS COMMON 552715104
81,471 1,166,500SH SOLE 1,166,500 MAGNA INTL INC CLASS A SUB VTG 559222401 506,979 5,852,904SH SOLE 5,852,904 MICROSOFT CORP COMMON
594918104 194,645 6,057,795SH SOLE 6,057,795 MITSUBISHI UFJ FINL
ADR(0.001 ORD) 606822104 20,607 1,587,400SH SOLE 1,587,400 MOTOROLA INC
COMMON 620076109 93,151 4,572,570SH SOLE 4,572,570 NASDAQ STK MKT
COMMON 631103108 55,258 1,629,700SH SOLE 1,629,700 NESTLE S A SP ADR
(0.25 ORD) 641069406 84,398 753,525SH SOLE 753,525 NIPPON TELEG & TEL SP
ADR (0.005 ORD) 654624105 56,292 1,848,800SH SOLE 1,848,800 NORTEL
NETWORKS CORPCOMMON 656568508 179,402 6,483,641SH SOLE 6,483,641
PEARSON PLC SP ADR (1 ORD) 705015105 1,016 51,500SH SOLE 51,500 PENN
WEST ENERGY TRUST UNIT 707885109 323 9,500SH SOLE 9,500 PEPSICO INC COMMON 713448108 112,011 1,528,570SH SOLE 1,528,570 PETSMART INC
COMMON 716768106 60,974 1,604,600SH SOLE 1,604,600 PFIZER INC COMMON
717081103 169,125 5,807,411SH SOLE 5,807,411 PROCTER & GAMBLE CO
COMMON 742718109 3,031 41,630SH SOLE 41,630 PRUDENTIAL FINL
COMMON 744320102 1,831 17,600SH SOLE 17,600 QUEBECOR WORLD INC SUB
VTG 748203106 38,509 2,648,516SH SOLE 2,648,516 REED ELSEVIER N V SP
ADR (2 ORD) 758204101 60,363 1,474,850SH SOLE 1,474,850 RESEARCH IN
MOTION COMMON 760975102 658,859 4,183,230SH SOLE 4,183,230 RIO TINTO
PLC ADR (4 ORD) 767204100 578 2,200SH SOLE 2,200 RITCHIE BROS AUCTNRSCOMMON 767744105 5,128 76,000SH SOLE 76,000 ROCHE HLDG LTD
SP ADR (.01 ORD) 771195104 95,705 937,995SH SOLE 937,995 ROGERS
COMMUNICATIONCLASS B NON VTG 775109200 477,18212,627,210SH SOLE 12,627,210 ROYAL BANK CDA COMMON 780087102 713,20912,403,637SH SOLE
12,403,637 ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 497 6,500SH
SOLE 6,500 SCHLUMBERGER LTD COMMON 806857108 182,419 2,289,820SH
SOLE 2,289,820 SECOM LTD ADR (2 ORD) 813113206 480 4,500SH SOLE 4,500
SIEMENS A G SP ADR 826197501 59,959 485,140SH SOLE 485,140 SOUTHERN
CO COMMON 842587107 100,306 2,373,900SH SOLE 2,373,900 SPECTRA
ENERGY CORP COMMON 847560109 259 8,550SH SOLE 8,550 SUNCOR
ENERGY INC COMMON 867229106 517,199 5,887,296SH SOLE 5,887,296 TSX
GROUP INC COMMON 873028104 126,829 2,575,200SH SOLE 2,575,200
TELEFONOS DE MEXICO SP ADR (20 SER L) 879403780 335 8,700SH SOLE 8,700 THOMSON CORP (THE) COMMON 884903105 513,19810,734,109SH SOLE
10,734,109 TIME WARNER INC COMMON 887317105 112,812 4,962,000SH SOLE
4,962,000 TOMKINS PLC SP ADR (4 ORD) 890030208 31,168 1,285,500SH SOLE
1,285,500 TORONTO DOMINION BK COMMON 891160509 800,83011,536,013SH
SOLE 11,536,013 TOYOTA MTR CORP ADR (2 ORD) 892331307 48,287 326,800SH
SOLE 326,800 TYCO INTL LTD COMMON PAR $0.20 902124106 130,831
3,596,830SH SOLE 3,596,830 UNILEVER N.V NY SHARES(1 ORD) 904784709 263
7,800SH SOLE 7,800 UNISYS CORPORATION COMMON 909214108 1,748
179,900SH SOLE 179,900 UNITED TECHNOLOGIES COMMON 913017109
134,981 1,801,220SH SOLE 1,801,220 UPM KYMMENE CORP SP ADR 915436109
24,792 842,300SH SOLE 842,300 VOLVO AKTIEBOLAGET ADR (1 ORD)
928856400 620 6,400SH SOLE 6,400 WPP GROUP PLC SP ADR(5 ORDS)
929309409 57,848 660,300SH SOLE 660,300 WACHOVIA CORP 2ND NEW
COMMON 929903102 320 5,045SH SOLE 5,045 WAL MART STORES INC
COMMON 931142103 121,687 2,248,100SH SOLE 2,248,100 WALGREEN CO
COMMON 931422109 492 9,300SH SOLE 9,300 WELLS FARGO & CO COMMON 949746101 98,236 2,474,800SH SOLE 2,474,800 WRIGLEY WM JR CO COMMON
982526105 235 4,000SH SOLE 4,000 WYETH COMMON 983024100 128,688
2,231,085SH SOLE 2,231,085 YAHOO INC COMMON 984332106 124,398
3,448,400SH SOLE 3,448,400 ZARLINK SEMICONDUCT COMMON 989139100
737 308,300SH SOLE 308,300 PETRO-CANADA COMMON 71644E102C 369,826
8,191,055SH SOLE 8,191,055 TALISMAN ENERGY INC COMMON 87425E103C 709,91435,040,195SH SOLE 35,040,195 BARCLAYS PLC ADR (4 ORD) 06738E204
5,454 83,085SH SOLE 83,085 ABB LTD ADR (1 ORD SHR) 000375204 14,219
717,900SH SOLE 717,900 AT&T INC COMMON 00206R102 67,776 1,490,930SH
SOLE 1,490,930 ABBOTT LABS COMMON 002824100 441 6,850SH SOLE 6,850
AGNICO EAGLE MINES COMMON 008474108 976 23,900SH SOLE 23,900
AGRIUM INC COMMON 008916108 197,976 4,463,943SH SOLE 4,463,943 AIR
LIQUIDE ADR (0.2 ORD) 009126202 58,505 1,040,939SH SOLE 1,040,939 ALCAN
INC COMMON 013716105 599,678 9,964,733SH SOLE 9,964,733 ALCOA INC
COMMON 013817101 142,068 3,635,000SH SOLE 3,635,000 ALL NIPPON AWYS
LTD ADR(2 ORD SHRS) 016630303 2,035 225,100SH SOLE 225,100 ALTRIA
GROUP INC COMMON 02209S103 82,239 812,350SH SOLE 812,350 AMERN INTL GROUP INCCOMMON 026874107 195,381 2,521,114SH SOLE 2,521,114
ANHEUSER BUSCH COS COMMON 035229103 1,531 26,325SH SOLE 26,325
APACHE CORP COMMON 037411105 98,796 1,212,070SH SOLE 1,212,070
APPLIED MATERIALS COMMON 038222105 317 15,000SH SOLE 15,000
ARCHER DANIELS MIDLDCOMMON 039483102 508 12,000SH SOLE 12,000
ASAHI GLASS SP ADR (10 ORD) 043393206 16,578 1,027,100SH SOLE 1,027,100
AVERY DENNISON CORP COMMON 053611109 48,593 655,900SH SOLE 655,900
BCE INC COMMON 05534B760 224,356 6,871,561SH SOLE 6,871,561 BG PLC
ADR (5 ORDS) 055434203 88,615 1,071,700SH SOLE 1,071,700 BP PLC ADR (6
ORDS) 055622104 116,287 1,557,760SH SOLE 1,557,760 BANK OF AMERICA
CORPCOM USD 0.01 060505104 3,155 53,643SH SOLE 53,643 BANK OF
MONTREAL COMMON 063671101 466,617 6,692,722SH SOLE 6,692,722 BANK
OF NOVA SCOTIA COMMON 064149107 676,10912,711,198SH SOLE 12,711,198
BARRICK GOLD CORP COMMON 067901108 174,126 5,286,142SH SOLE
5,286,142 BARRICK GOLD CORP COMMON 067901108C 9,315 283,000SH SOLE
283,000 BAYER A G SP ADR (1 ORD) 072730302 369 5,000SH SOLE 5,000
BECKMAN COULTER INC COMMON 075811109 63,000 855,300SH SOLE 855,300 BECTON DICKINSON COMMON 075887109 709 8,000SH SOLE 8,000
BURLINGTN NRTHRN S FCOMMON 12189T104 191,418 2,064,300SH SOLE
2,064,300 CML HEALTHCARE IN FDTRUST UNIT 12582P105 248 17,300SH SOLE 17,300 CAMECO CORP COMMON 13321L108 739,58115,635,960SH SOLE
15,635,960 CDN PACIFIC RAILWAY COMMON 13645T100 106,572 1,640,826SH
SOLE 1,640,826 CARDINAL HEALTH INC COMMON 14149Y108 449 5,343SH
SOLE 5,343 CATALYST PAPER COMMON 14888T104 41,26611,462,907SH SOLE 11,462,907 CISCO SYSTEMS INC COMMON 17275R102 108,316 3,680,025SH
SOLE 3,680,025 COGNOS INCORPORATED COMMON 19244C109 167,516
3,689,775SH SOLE 3,689,775 DBS GROUP HLDGS LTD SP ADR(4 ORD)
23304Y100 10,218 157,700SH SOLE 157,700 DENSO CORP ADR (4 ORD)
24872B100 11,862 69,400SH SOLE 69,400 DIAGEO P L C SP ADR (4 ORD)
25243Q205 65,105 697,600SH SOLE 697,600 DOMTAR CORP COMMON
257559104U 3,941 375,000SH SOLE 375,000 DUKE ENERGY CORP COMMON
26441C105 416 17,800SH SOLE 17,800 EMBRAER-EMPRESA BRASADR(4 ORD
SHRS) 29081M102 51,101 966,500SH SOLE 966,500 ENBRIDGE INC COMMON
29250N105 118,181 3,138,100SH SOLE 3,138,100 EXELON CORP COMMON
30161N101 177,847 2,245,100SH SOLE 2,245,100 EXPERIAN GROUP LTD
SPONSORED ADR 30215C101 9,627 726,100SH SOLE 726,100 EXXON MOBIL
CORP COMMON 30231G102 1,360 15,640SH SOLE 15,640 FNX MINING
COMMON 30253R101 10,322 408,000SH SOLE 408,000 FRANCE TELECOM SP
ADR (1 ORD) 35177Q105 61,305 2,014,200SH SOLE 2,014,200 GSI GROUP INC
COMMON 36229U102C 324 28,350SH SOLE 28,350 GLAXOSMITHKLINE PLC SP
ADR (2 ORD) 37733W105 577 9,050SH SOLE 9,050 GOLD FIELDS LTD SP ADR(1
ORD) 38059T106 35,141 1,649,400SH SOLE 1,649,400 GOLDMAN SACHS GROUP
COMMON 38141G104 118,016 495,400SH SOLE 495,400 CGI GROUP INC CLS A
SUB VTG 39945C109 69,070 6,920,800SH SOLE 6,920,800 HENKEL LTD
PARTNRSHPSP ADR (1 ORD) 42550U109 2,869 18,600SH SOLE 18,600 IAMGOLD CORP COMMON 450913108C 622 70,000SH SOLE 70,000 IVANHOE MINES
COMMON 46579N103 5,291 391,900SH SOLE 391,900 JPMORGAN CHASE & CO
COMMON 46625H100 2,365 42,400SH SOLE 42,400 KRAFT FOODS INC CLASS A 50075N104 241 6,600SH SOLE 6,600 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 595 16,200SH SOLE 16,200 MDS INC COMMON 55269P302 3,953
180,900SH SOLE 180,900 MACQUARIE BANK SP ADR 55607P105 7,206 92,600SH
SOLE 92,600 MAGNA INTL INC CLASS A 559222401C 4,806 55,500SH SOLE
55,500 MANULIFE FINCL CORP COMMON 56501R106 801,49620,188,820SH
SOLE 20,188,820 NEXEN INC COMMON 65334H102 1,913 27,050SH SOLE 27,050
NOMURA HLDGS INC SPONSORED ADR 65535H208 71,455 2,989,800SH SOLE 2,989,800 NOVA CHEMICALS CORP COMMON 66977W109 109,845 3,077,750SH
SOLE 3,077,750 NOVARTIS AG ADR (1 ORD SHS) 66987V109 80,993 1,285,955SH
SOLE 1,285,955 PACIFIC ENERGY RES COMMON 694228206U 1,118 582,323SH
SOLE 582,323 QUEBECOR WORLD INC SUB VTG 748203106C 367 25,000SH
SOLE 25,000 RESIN SYSTEMS COMMON 76111T102 1,232 1,100,000SH SOLE 1,100,000 STATOIL ASA SPADR(1 ORD NOK2.5)85771P102 49,385 1,581,800SH
SOLE 1,581,800 TELUS CORP COMMON 87971M103 145,386 2,468,350SH SOLE
2,468,350 3M COMPANY COMMON 88579Y101 120,741 1,370,250SH SOLE
1,370,250 TIM HORTONS INC COMMON 88706M103U 2,010 57,425SH SOLE
57,425 TRANSALTA CORP COMMON 89346D107 44,375 1,775,000SH SOLE
1,775,000 TRANSCANADA CORP COMMON 89353D107 239,798 6,252,877SH
SOLE 6,252,877 TRANSCANADA CORP COMMON 89353D107C 8,449 220,200SH
SOLE 220,200 VALERO ENERGY CORP COMMON 91913Y100 80,648
1,084,700SH SOLE 1,084,700 VERIZON COMMUNICATNSCOMMON 92343V104
107,292 2,454,186SH SOLE 2,454,186 VIACOM INC CLASS B 92553P201 122,040
2,574,906SH SOLE 2,574,906 VODAFONE GRP PLC ADR(10 ORDS) 92857W209
30,849 996,188SH SOLE 996,188 WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 85,173 1,734,200SH SOLE 1,734,200 YAMANA GOLD INC COMMON
98462Y100 1,410 84,500SH SOLE 84,500 DEUTSCHE BANK AG NAMORD
D18190898 117,357 756,600SH SOLE 756,600 ALTRIA GROUP INC W/IWHEN
ISSUED EALTRIAW 767 10,100SH SOLE 10,100 ACE LIMITED COMMON
G0070K103 789 12,000SH SOLE 12,000 GARMIN LTD ORDINARY G37260109
2,085 33,400SH SOLE 33,400 TRANSOCEAN INC ORDINARY G90078109 141,278
1,499,900SH SOLE 1,499,900 UBS AG NAMEN AKT H89231338 115,793
1,690,000SH SOLE 1,690,000 TAKEDA PHARMACEUTICLSHARES J8129E108
6,314 83,300SH SOLE 83,300 CHECK POINT SOFTWAREORDINARY M22465104
53,022 2,064,200SH SOLE 2,064,200


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011